Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds II, Inc.
Entity Central Index Key	0001591556
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000136353 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class Y
Trading Symbol	DGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class Y shares returned 22.44%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 27.91% for the same period.
What affected the Fund’s performance?
  Emerging markets advanced during the reporting period, bolstered by easing monetary policy, a weaker U.S. dollar and an AI-related investment boom.
  The strongest contributors to the Fund’s performance relative to the Index included underweight exposure to energy and utilities, along with stock selection in information technology and communication services.
  The primary detractors from relative performance included overweight allocation and security selection in consumer discretionary and staples, as well as security selection in industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI Emerging Markets Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class Y	22.44%	4.93%	8.54%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 313,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,551,578
Investment Company Portfolio Turnover	71.79%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$313	51	$2,551,578	71.79%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000136352 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class I
Trading Symbol	DGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 22.32%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 27.91% for the same period.
What affected the Fund’s performance?
  Emerging markets advanced during the reporting period, bolstered by easing monetary policy, a weaker U.S. dollar and an AI-related investment boom.
  The strongest contributors to the Fund’s performance relative to the Index included underweight exposure to energy and utilities, along with stock selection in information technology and communication services.
  The primary detractors from relative performance included overweight allocation and security selection in consumer discretionary and staples, as well as security selection in industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	22.32%	4.86%	8.49%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 313,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,551,578
Investment Company Portfolio Turnover	71.79%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$313	51	$2,551,578	71.79%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000136351 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class C
Trading Symbol	DGECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$222	2.01%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 222	[1]
Expense Ratio, Percent	2.01%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class C shares returned 21.11%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 27.91% for the same period.
What affected the Fund’s performance?
  Emerging markets advanced during the reporting period, bolstered by easing monetary policy, a weaker U.S. dollar and an AI-related investment boom.
  The strongest contributors to the Fund’s performance relative to the Index included underweight exposure to energy and utilities, along with stock selection in information technology and communication services.
  The primary detractors from relative performance included overweight allocation and security selection in consumer discretionary and staples, as well as security selection in industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 10/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	20.11%	*	3.81%	7.41%
without Deferred Sales Charge	21.11%		3.81%	7.41%
MSCI Emerging Markets Index	27.91%		7.46%	7.69%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 313,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,551,578
Investment Company Portfolio Turnover	71.79%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$313	51	$2,551,578	71.79%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000136350 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class A
Trading Symbol	DGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class A shares returned 22.00%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 27.91% for the same period.
What affected the Fund’s performance?
  Emerging markets advanced during the reporting period, bolstered by easing monetary policy, a weaker U.S. dollar and an AI-related investment boom.
  The strongest contributors to the Fund’s performance relative to the Index included underweight exposure to energy and utilities, along with stock selection in information technology and communication services.
  The primary detractors from relative performance included overweight allocation and security selection in consumer discretionary and staples, as well as security selection in industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 10/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	14.98%	3.35%	7.57%
without Sales Charge	22.00%	4.59%	8.21%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 313,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,551,578
Investment Company Portfolio Turnover	71.79%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$313	51	$2,551,578	71.79%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.